SALIENT MF TRUST

Supplement dated May 29, 2019

to the

Salient MF Trust Class A, Class C, Class I, Class F Prospectus

and

Salient MF Trust Class R6 Prospectus

each dated May 1, 2019, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGE TO PERFORMANCE INFORMATION

Effective May 29, 2019, the following sentence is added under Performance Information in the “Fund Summary” section of each of the funds included in the Prospectus:

All returns reflect reinvestment of all dividend and capital gain distributions.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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SUPP SMFT PRF 05242019